CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	€ 24,826	€ 21,567	€ 24,602
Cost of sales	(16,876)	(14,812)	(17,426)
Gross profit	7,950	6,755	7,176
Selling expenses	(6,420)	(5,816)	(7,118)
Administrative expenses	(6,577)	(6,407)	(6,952)
Research and development expenses	(6,149)	(6,500)	(7,212)
Other operating expenses	(618)	(2,799)	(945)
Other operating income	2,970	1,603	2,143
Operating loss	(8,844)	(13,164)	(12,908)
Finance expense	(2,601)	(2,589)	(1,349)
Finance income	924	184	318
Financial result	(1,677)	(2,405)	(1,031)
Loss before income taxes	(10,521)	(15,569)	(13,939)
Income tax (expense) income	(65)	88	(39)
Net loss	(10,586)	(15,481)	(13,978)
Other comprehensive income (loss) that may be reclassified subsequently to profit or loss	(304)	933	(577)
Total comprehensive loss	(10,890)	(14,548)	(14,555)
Loss attributable to:
Owner of the Company	(10,511)	(15,339)	(13,714)
Non-controlling interests	(75)	(142)	(264)
Net loss	(10,586)	(15,481)	(13,978)
Total comprehensive loss attributable to:
Owner of the Company	(10,815)	(14,406)	(14,291)
Non-controlling interests	(75)	(142)	(264)
Total comprehensive loss	€ (10,890)	€ (14,548)	€ (14,555)
Weighted average number of shares outstanding - basic (in shares)	6,302,458	4,836,000	4,836,000
Weighted average number of shares outstanding - diluted (in shares)	6,302,458	4,836,000	4,836,000
Loss per share - basic (in EUR per share)	€ (1.68)	€ (3.20)	€ (2.89)
Loss per share - diluted (in EUR per share)	€ (1.68)	€ (3.20)	€ (2.89)